UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Municipal Total Return Managed Accounts Portfolio

Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.0%

	MUNICIPAL BONDS – 100.0%

	National – 0.3%

	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool:
$340	5.000%, 1/31/28 (Mandatory Put 1/31/18) (Alternative Minimum Tax)	1/18 at 100.00	Ba1	$352,189
1,000	5.750%, 6/30/50 (Mandatory Put 9/30/19) (Alternative Minimum Tax)	9/19 at 100.00	Ba2	1,062,110
1,340	Total National			1,414,299

	Alabama – 0.6%

850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1	950,904

500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41	6/21 at 100.00	Aa2	575,760

1,270	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A	1,466,888
2,620	Total Alabama			2,993,552

	Alaska – 1.8%

1,100	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2015C, 5.000%, 6/01/31	12/25 at 100.00	AA+	1,333,156

1,400	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%, 1/01/30 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,591,128

1,500	Alaska Municipal Bond Bank, General Obligation Bonds, Three Series 2015, 5.250%, 10/01/31	4/25 at 100.00	AA+	1,845,555

2,000	Alaska Municipal Bond Bank, General Obligation Bonds, Two Series 2016, 5.000%, 12/01/30	6/26 at 100.00	AA+	2,453,380

	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
420	4.625%, 6/01/23	7/16 at 100.00	Ba1	422,352
1,385	5.000%, 6/01/46	7/16 at 100.00	B3	1,305,529
7,805	Total Alaska			8,951,100

	Arizona – 2.7%

1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256, 16.920%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,474,000

1,010	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2013D, 5.000%, 2/01/28	2/23 at 100.00	BBB+	1,156,167

3,450	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A+	4,093,839

1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/28 (Alternative Minimum Tax)	7/23 at 100.00	AA–	1,173,950

250	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.000%, 7/01/32	7/21 at 100.00	BB	275,838

225	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB–	244,553

Nuveen	1

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$645	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 5.875%, 4/01/22	4/20 at 100.00	BB–	$649,180

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 10-9W, 16.440%, 1/01/38 (IF) (4)	1/18 at 100.00	Aa1	628,180

	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Refunding Series 2015:
290	3.900%, 9/01/24	No Opt. Call	BB+	303,656
1,500	5.000%, 9/01/34	3/25 at 100.00	BB+	1,571,955

305	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Series 2012, 4.625%, 3/01/22	No Opt. Call	BB+	330,080

315	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+	366,981

30	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	29,243

1,000	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/24	No Opt. Call	A–	1,204,290
11,520	Total Arizona			13,501,912

	California – 11.1%

500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	AA–	587,946

2,915	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Kern County Tobacco Funding Corporation, Refunding Series 2014, 4.000%, 6/01/29	7/16 at 100.00	BBB+	2,917,361

655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	917,996

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 2015-XF2188, 17.624%, 11/15/16 (IF)	No Opt. Call	Aa1	710,260

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	1,145,570

300	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	B+	339,828

1,180	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	BB	1,282,896

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
295	4.750%, 8/01/22	No Opt. Call	BB+	327,990
675	5.000%, 8/01/32	No Opt. Call	BB+	725,173

840	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education, Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	931,837

735	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.000%, 8/15/30	8/24 at 100.00	BBB	848,036

1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa2	1,432,678

1,655	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 3.625%, 7/01/25	No Opt. Call	BBB–	1,744,486

2	Nuveen

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	BBB	$1,147,670

	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
330	5.000%, 8/01/24	No Opt. Call	BBB	395,683
360	5.000%, 8/01/25	No Opt. Call	BBB	433,685
790	5.000%, 8/01/26	8/25 at 100.00	BBB	940,906
250	5.000%, 8/01/27	8/25 at 100.00	BBB	293,943

755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	BBB–	800,912

700	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education, Obligated Group, Series 2016A, 5.000%, 6/01/31	6/25 at 100.00	N/R	753,032

310	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2012C, 4.250%, 6/01/17	No Opt. Call	BB+	312,322

450	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB–	487,980

1,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/27	2/25 at 100.00	AA–	1,247,040

695	California State, General Obligation Bonds, Various Purpose Series 1997, 5.625%, 10/01/21	10/16 at 100.00	AA+	710,658

	California State, General Obligation Bonds, Various Purpose Series 2009:
1,000	6.500%, 4/01/33	4/19 at 100.00	AA–	1,165,880
645	6.000%, 11/01/39	11/19 at 100.00	AA–	758,017

3,900	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/36 (WI/DD, Settling 5/11/16)	6/26 at 100.00	BB	4,274,361

200	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series 2016, 3.250%, 5/15/31	5/26 at 100.00	Baa1	203,644

	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014A:
350	5.000%, 8/01/28	8/22 at 102.00	AA–	420,532
1,130	5.000%, 8/01/29	8/22 at 102.00	AA–	1,352,520

	Carson Redevelopment Agency, California, Tax Allocation Bonds, Merged & Amended Project Area, Series 2014A:
220	5.000%, 10/01/23	No Opt. Call	AA–	269,689
440	5.000%, 10/01/24	No Opt. Call	AA–	547,043

840	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 4.000%, 6/01/31	6/25 at 100.00	A+	916,146

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
930	4.500%, 6/01/27	6/17 at 100.00	B+	945,205
215	5.000%, 6/01/33	6/17 at 100.00	B–	215,241

750	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 4.000%, 9/01/35	9/25 at 100.00	N/R	787,965

50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	61,843

Nuveen	3

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015:
$320	5.000%, 5/15/24	No Opt. Call	BBB	$385,446
745	5.000%, 5/15/26	No Opt. Call	BBB	890,364

750	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/30 (Alternative Minimum Tax)	5/25 at 100.00	AA	900,682

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,131,850

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2008A-2, 5.250%, 7/01/32	7/18 at 100.00	Aa2	548,270

750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A	894,915

365	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 – BAM Insured	9/25 at 100.00	AA	431,561

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB	1,050,160

85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	103,499

1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	7/16 at 100.00	CCC+	993,820

	Rancho Mirage Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Northside Sub-Area, Refunding Series 2016A:
1,085	3.000%, 4/01/30 – BAM Insured	4/26 at 100.00	AA	1,117,463
2,245	3.000%, 4/01/31 – BAM Insured	4/26 at 100.00	AA	2,295,625

1,215	Sacramento Area Flood Control Agency, California, Special Assessment Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%, 10/01/32 – BAM Insured	No Opt. Call	AA	1,442,351

	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F:
615	5.000%, 9/01/26	9/25 at 100.00	BBB+	749,765
1,290	5.000%, 9/01/27	9/25 at 100.00	BBB+	1,557,868

300	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/32	9/25 at 100.00	N/R	350,493

1,000	San Diego Unified Port District, California, Revenue Bonds, Refunding Series 2013A, 5.000%, 9/01/27	9/23 at 100.00	A+	1,187,030

1,280	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/33	8/26 at 100.00	A	1,567,859

550	San Jose, California, Airport Revenue Bonds, Refunding Series 2014A, 5.000%, 3/01/25 (Alternative Minimum Tax)	3/24 at 100.00	A2	666,067

1,925	Santa Clarita Community College District, California, General Obligation Bonds, Series 2013, 3.000%, 8/01/27	8/23 at 100.00	AA	2,045,332

550	Southern California Public Power Authority, Milford Wind Corridor Phase II Project Revenue Bond, Series 2011-1, 5.250%, 7/01/28	No Opt. Call	AA–	660,770

500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32	9/21 at 100.00	BBB+	625,020

4	Nuveen

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34 (Pre-refunded 10/01/19)	10/19 at 100.00	AA+ (5)	$856,117
49,680	Total California			55,806,301

	Colorado – 2.7%

2,910	Castle Pines North Metropolitan District, Colorado, Certificates of Participation, Series 2015, 4.000%, 12/01/44	No Opt. Call	AA–	3,034,257

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%, 7/01/36	7/25 at 100.00	BB+	522,410

555	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015, 2.000%, 12/15/17	No Opt. Call	BB+	554,378

750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195, 17.194%, 10/01/31 (IF) (4)	11/23 at 100.00	A+	1,226,250

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2196. Formerly Tender Option Bond Trust 3367, 18.729%, 7/01/21 (IF) (4)	No Opt. Call	AA–	1,848,440

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	A–	540,885

1,635	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (4)	12/22 at 100.00	A	1,876,064

1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/24	No Opt. Call	A+	1,257,230

500	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	548,850

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	553,230

1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	BBB+	1,184,170

500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	538,220
11,350	Total Colorado			13,684,384

	Connecticut – 0.1%

670	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Tender Option Bond Trust 2015-XF0091, 12.943%, 7/01/17 (IF)	No Opt. Call	AAA	767,378

	Delaware – 0.3%

1,285	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB	1,354,814

	District of Columbia – 1.1%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
490	6.500%, 5/15/33	No Opt. Call	Baa1	602,906
450	6.750%, 5/15/40	5/16 at 100.00	Baa1	452,313

Nuveen	5

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

$1,000	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2015, 5.000%, 7/15/28	1/26 at 100.00	A1	$1,236,660

	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A:
1,000	5.000%, 10/01/28	10/23 at 100.00	A+	1,189,060
1,000	5.000%, 10/01/29	10/23 at 100.00	A+	1,183,240
575	5.000%, 10/01/30	10/23 at 100.00	A+	677,465
4,515	Total District of Columbia			5,341,644

	Florida – 5.2%

1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB–	1,505,707

750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB–	790,905

1,000	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/23 – AGM Insured	9/21 at 100.00	AA	1,150,620

1,685	Collier County Health Facilities Authority, Florida, Residential Care Faciltiy Revenue Bonds, Moorings Inc., Series 2015A, 4.000%, 5/01/35	5/25 at 100.00	A+	1,751,574

540	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	573,550

170	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35	6/25 at 100.00	N/R	175,408

75	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	Aaa	76,280

2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal Program, Refunding Series 2011B, 5.125%, 6/01/27 (Alternative Minimum Tax)	6/21 at 100.00	AA+	2,355,160

1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/28 (Alternative Minimum Tax)	10/25 at 100.00	AA–	1,819,695

885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R	906,559

1,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/30 (Alternative Minimum Tax)	10/24 at 100.00	AA–	1,170,980

3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (Alternative Minimum Tax)	10/23 at 100.00	A+	3,587,640

2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB	2,143,560

	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014:
900	5.000%, 10/01/27	10/24 at 100.00	BBB+	1,071,414
920	5.000%, 10/01/28	10/24 at 100.00	BBB+	1,085,260
500	5.000%, 10/01/30	10/24 at 100.00	BBB+	585,080

500	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2008B, 5.250%, 5/01/31 – AGC Insured (Pre-refunded 5/01/18)	5/18 at 100.00	AA (5)	544,965

705	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/25 (Alternative Minimum Tax)	No Opt. Call	A	833,846

6	Nuveen

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,145	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/28 (Alternative Minimum Tax)	10/24 at 100.00	A	$1,351,386

800	Miami-Dade County, Florida, Seaport Revenue Bonds, Series 2013D, 5.000%, 10/01/18 (Alternative Minimum Tax)	No Opt. Call	Baa1	871,448

225	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A, 3.000%, 10/01/32	10/26 at 100.00	A	222,833

425	Palm Beach County School Board, Florida, Certificates of Participation, Series 2015C, 5.000%, 8/01/30	8/25 at 100.00	Aa3	515,194

400	Sanibel, Florida, General Obligation Bonds, Series 2006, 4.350%, 2/01/36 – AMBAC Insured	8/16 at 100.00	N/R	402,452

500	Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/35	10/23 at 100.00	AA+	598,025

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (8)	5/17 at 100.00	N/R	4,017

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (8)	5/19 at 100.00	N/R	9,012

10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (8)	5/22 at 100.00	N/R	4,455

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (6)	5/17 at 100.00	N/R	0

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	5,001

20	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (6)	5/18 at 100.00	N/R	12,397

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	5/18 at 100.00	N/R	7,870

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)	5/18 at 100.00	N/R	0
23,155	Total Florida			26,132,293

	Georgia – 1.0%

1,155	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Athletic Association Project, Refunding Series 2011, 5.250%, 7/01/28	7/21 at 100.00	Aa3	1,338,241

220	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 20.915%, 11/01/40 (IF)	5/25 at 100.00	AA–	419,958

1,185	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2016, 3.000%, 7/01/33	7/26 at 100.00	Aa2	1,173,967

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	542,015

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA+	819,900

530	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	Aa2	613,507
4,340	Total Georgia			4,907,588

Nuveen	7

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam – 2.0%

$2,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	$2,416,080

420	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/21	No Opt. Call	A	483,008

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	A–	1,068,970

450	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/24	7/23 at 100.00	A–	543,083

1,245	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	1,380,742

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
2,000	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	2,291,340
1,000	6.000%, 10/01/23 (Alternative Minimum Tax)	8/18 at 100.00	BBB	1,096,690

	Guam Power Authority, Revenue Bonds, Series 2012A:
500	5.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	602,850
235	5.000%, 10/01/34	10/22 at 100.00	BBB	258,944
8,850	Total Guam			10,141,707

	Hawaii – 1.9%

600	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27	7/23 at 100.00	BB+	671,508

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	3/17 at 100.00	Baa1	1,534,710

	Hawaii State Department of Transportation – Airports Division, Lease Revenue Certificates of Participation, Series 2013:
1,000	5.250%, 8/01/24 (Alternative Minimum Tax)	8/23 at 100.00	A	1,214,120
1,600	5.000%, 8/01/28 (Alternative Minimum Tax)	8/23 at 100.00	A	1,855,696

2,000	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/25 at 100.00	A+	2,290,960

1,600	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/30	12/21 at 100.00	AA	1,881,744
8,300	Total Hawaii			9,448,738

	Idaho – 1.8%

	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Refunding Series 2015:
500	5.000%, 6/01/29	12/24 at 100.00	A3	592,815
1,000	5.000%, 6/01/30	12/24 at 100.00	A3	1,179,580
2,090	5.000%, 6/01/31	12/24 at 100.00	A3	2,456,252

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34 (Pre-refunded 6/01/18)	6/18 at 100.00	A3 (5)	853,320

865	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2015, 5.500%, 12/01/29	6/25 at 100.00	AA	1,104,155

1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	AA–	1,207,170

	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
430	4.750%, 9/01/25	9/22 at 100.00	Baa1	490,522
1,070	4.600%, 9/01/27	9/22 at 100.00	Baa1	1,192,740
7,705	Total Idaho			9,076,554

8	Nuveen

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 6.5%

	Bedford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2015A:
$920	4.000%, 12/01/22	No Opt. Call	A3	$965,522
1,395	4.000%, 12/01/23	No Opt. Call	A3	1,450,144

450	Bedford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/19	No Opt. Call	A3	473,287

	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010:
1,625	6.000%, 11/01/35	11/20 at 100.00	BBB	1,848,096
450	5.500%, 11/01/40	11/20 at 100.00	BBB	497,079

743	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	763,679

500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	CCC	501,320

935	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BBB–	1,026,836

360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 1122, 15.287%, 9/01/32 (IF) (4)	9/22 at 100.00	BBB	500,969

1,045	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2015, 5.000%, 5/01/45 (UB) (4)	5/25 at 100.00	AA	1,204,415

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	829,162

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa2	691,366

960	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	1,110,490

700	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	764,764

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
25	5.000%, 8/15/21	No Opt. Call	Baa1	28,537
220	5.000%, 8/15/23	No Opt. Call	Baa1	257,723

1,250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB) (4)	10/25 at 100.00	AA+	1,437,925

1,500	Illinois State, General Obligation Bonds, January Series 2016, 4.000%, 1/01/31	1/26 at 100.00	A–	1,512,525

2,000	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/34 – AMBAC Insured	No Opt. Call	A–	2,002,540

420	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 16.708%, 1/01/21 (IF)	No Opt. Call	AA–	653,482

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
2,030	5.250%, 6/01/21	No Opt. Call	A	2,391,604
1,000	5.500%, 6/01/23	6/21 at 100.00	A	1,180,120

170	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	197,173

500	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	AA	694,450

Nuveen	9

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,100	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/29 – NPFG Insured	No Opt. Call	AA	$4,256,610

500	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/19	No Opt. Call	BBB+	556,295

	St Clair County, Illinois, Highway Revenue Bonds, Series 2013A:
1,500	4.250%, 1/01/38	1/23 at 100.00	AA–	1,581,900
825	5.500%, 1/01/38	1/23 at 100.00	AA–	965,143

2,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Refunding Series 2016A, 4.000%, 4/01/34	4/26 at 100.00	AA–	2,119,340
28,523	Total Illinois			32,462,496

	Indiana – 3.4%

750	Columbus, Indiana, General Obligation Bonds, Series 2009, 4.500%, 7/15/23	7/19 at 100.00	N/R	813,668

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA+	1,128,440

1,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	BBB+	1,756,935

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2014A:
560	5.000%, 2/01/26	2/24 at 100.00	BBB+	663,863
425	5.000%, 2/01/27	2/24 at 100.00	BBB+	499,303

525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B–	515,482

460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB+	472,020

400	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/28 (Alternative Minimum Tax)	9/24 at 100.00	BBB–	464,984

485	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Union Hospital, Series 1993, 5.125%, 9/01/18 – NPFG Insured	7/16 at 100.00	A3	486,935

1,420	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016C, 5.000%, 1/01/38	7/26 at 100.00	A+	1,685,142

1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32	7/23 at 100.00	A+	1,186,720

1,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%, 1/01/28 (Alternative Minimum Tax)	1/25 at 100.00	A1	1,784,250

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	AA+	268,150

	Munster School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2009:
1,395	3.875%, 7/05/18	No Opt. Call	A	1,452,683
855	5.000%, 1/05/20	No Opt. Call	A	939,842
1,105	5.000%, 1/05/21	1/20 at 100.00	A	1,212,163

	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A:
500	5.000%, 1/01/28	1/25 at 100.00	A	594,965
815	5.000%, 1/01/29	1/25 at 100.00	A	964,226
14,945	Total Indiana			16,889,771

10	Nuveen

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 1.2%

	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
$1,000	5.000%, 6/01/27 (Alternative Minimum Tax)	6/22 at 100.00	A2	$1,120,380
1,000	5.000%, 6/01/28 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,114,450

745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA	833,610

1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	1,503,840

1,240	State University of Iowa, Revenue Bonds, Academic Building Series 2014A-SUI, 3.000%, 7/01/27	7/24 at 100.00	Aa1	1,316,211
5,485	Total Iowa			5,888,491

	Kansas – 1.3%

1,500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2014A, 5.000%, 9/01/29	9/24 at 100.00	AAA	1,871,850

1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	A+	1,398,038

2,000	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2015A, 5.000%, 5/01/26	5/23 at 100.00	AA–	2,452,960

205	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	243,956

500	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2015C, 4.850%, 5/01/16	No Opt. Call	N/R	500,020
5,445	Total Kansas			6,466,824

	Kentucky – 0.6%

1,225	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/26	7/25 at 100.00	BBB+	1,457,076

590	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	615,447

840	Pike County School District Finance Corporation, Kentucky, Building Revenue Bonds, Series 2016, 3.000%, 10/01/27	2/26 at 100.00	Aa3	851,894
2,655	Total Kentucky			2,924,417

	Louisiana – 1.2%

835	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2007, 5.000%, 7/01/16 – CIFG Insured	No Opt. Call	N/R	840,703

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
825	5.250%, 5/15/38 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (5)	865,062
2,175	5.250%, 5/15/38	5/17 at 100.00	A–	2,253,887

50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31	5/21 at 100.00	A–	60,500

2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.500%, 5/15/30	5/20 at 100.00	A–	2,250,820
5,885	Total Louisiana			6,270,972

Nuveen	11

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland – 1.4%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$375	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	$379,492
150	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	151,673

730	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland – Baltimore Project, Refunding Senior Lien Series 2015, 4.000%, 7/01/20	No Opt. Call	BBB–	778,888

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
205	4.000%, 7/01/20	No Opt. Call	BBB	227,714
290	5.000%, 7/01/21	No Opt. Call	BBB	340,405

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa2	585,325

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,200	4.000%, 7/01/35	7/25 at 100.00	A+	1,270,356
625	5.000%, 7/01/40	7/25 at 100.00	A+	727,556

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB	1,158,260
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB	1,150,480

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.000%, 1/01/19 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (5)	535,635
6,575	Total Maryland			7,305,784

	Massachusetts – 1.7%

1,660	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30	8/25 at 100.00	A+	1,992,316

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31	4/21 at 100.00	AA–	1,145,260

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R	732

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 12.800%, 12/15/34 (IF) (4)	12/19 at 100.00	AAA	777,879

2,000	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2012C, 3.000%, 10/01/30	No Opt. Call	AA+	2,052,580

2,170	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/34	3/24 at 100.00	AA+	2,615,631
7,665	Total Massachusetts			8,584,398

	Michigan – 0.6%

450	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	B–	424,260

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B+	309,639

1,330	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/31	3/24 at 100.00	A1	1,540,193

800	University of Michigan, General Revenue Bonds, Series 2015, 5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	973,984
2,880	Total Michigan			3,248,076

12	Nuveen

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 1.7%

$2,500	Elk River Independent School District 728, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/26	2/24 at 100.00	Aa2	$2,891,325

835	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 4.500%, 8/01/26	8/22 at 100.00	BB+	878,169

3,000	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2012B, 5.000%, 3/01/28	No Opt. Call	AA	3,589,800

1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	1,198,296
7,500	Total Minnesota			8,557,590

	Mississippi – 1.4%

750	Medical Center Educational Building Corporation, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2	851,197

1,190	Mississippi Development Bank, Special Obligation Bonds, Harrison County, Mississippi Highway Refunding Project, Series 2013A, 5.000%, 1/01/26	No Opt. Call	AA–	1,506,100

3,000	Mississippi Development Bank, Special Obligation Bonds, Jackson Public School District General Obligation Project, Series 2008, 5.375%, 4/01/24 – AGM Insured (Pre-refunded 4/01/18)	4/18 at 100.00	A2 (5)	3,266,400

1,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%, 10/15/29	10/25 at 100.00	A+	1,208,390
5,940	Total Mississippi			6,832,087

	Missouri – 1.2%

2,000	Kansas City, Missouri, Airport Revenue Bonds, Refunding General Improvement Series 2013A, 5.250%, 9/01/25 (Alternative Minimum Tax)	9/21 at 100.00	A+	2,351,920

1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Episcopal and Presbyterian Hospitals, Series 2015B, 3.500%, 12/01/32	No Opt. Call	A+	1,547,775

1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A, 4.000%, 10/01/42	10/25 at 100.00	AA–	1,607,010

300	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 3.250%, 5/01/21	No Opt. Call	N/R	309,876

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	226,799
5,587	Total Missouri			6,043,380

	Montana – 0.1%

370	Montana State, General Obligation Bonds, Water Pollution Control State Revolving Fund Program, Refunding Series 2015C, 5.000%, 7/15/30	7/20 at 100.00	Aa1	427,246

	Nebraska – 0.3%

285	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2	302,550

900	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/29	11/25 at 100.00	A–	1,053,180
1,185	Total Nebraska			1,355,730

Nuveen	13

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada – 1.4%

$2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2016A, 5.000%, 6/01/41 (UB)	6/26 at 100.00	Aa1	$2,382,400

2,065	Las Vegas, Nevada, General Obligation Bonds, Limited Tax City Hall, Series 2015C, 4.000%, 9/01/39	3/26 at 100.00	AA	2,226,958

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
1,255	4.000%, 12/01/23	No Opt. Call	N/R	1,295,398
1,000	4.250%, 12/01/24	No Opt. Call	N/R	1,044,940

70	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	73,868
6,390	Total Nevada			7,023,564

	New Hampshire – 0.1%

580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	No Opt. Call	A–	654,658

	New Jersey – 1.0%

310	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 16.075%, 1/01/43 (IF) (4)	7/22 at 100.00	A+	499,621

2,800	Paterson, New Jersey, General Obligation Bonds, General Improvement Series 2013, 5.000%, 1/15/26 – BAM Insured	1/23 at 100.00	AA	3,186,904

1,780	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, First Subordinate Capital Appreciation Series 2007-1B, 0.000%, 6/01/41	6/17 at 26.26	A–	471,700

1,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	B–	1,070,471
6,015	Total New Jersey			5,228,696

	New Mexico – 0.1%

310	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2008A-2, 5.600%, 1/01/39 (Alternative Minimum Tax)	1/18 at 102.00	AA+	328,780

	New York – 5.9%

1,500	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014, 5.250%, 11/01/34	11/24 at 100.00	BB	1,641,345

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
425	4.000%, 1/01/21	No Opt. Call	BBB–	455,740
435	4.000%, 1/01/22	No Opt. Call	BBB–	469,126

1,400	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	Aa1	1,571,388

750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	AA+	895,410

1,750	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/25	No Opt. Call	AAA	2,228,940

1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/36	9/25 at 100.00	A–	1,182,360

14	Nuveen

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	AA	$296,580

2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/16 at 100.00	B	2,502,075

370	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/32	7/25 at 100.00	BBB	432,171

1,930	New York City Municipal Water Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016, 5.000%, 6/15/46 (UB)	6/25 at 100.00	AA+	2,285,217

500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 16.688%, 12/15/16 (IF)	No Opt. Call	AA+	591,040

	New York City, New York, General Obligation Bonds, Fiscal 2012 Series F:
1,000	5.000%, 8/01/24	No Opt. Call	AA	1,197,300
2,000	5.000%, 8/01/25	No Opt. Call	AA	2,393,280

	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B:
500	5.500%, 10/15/27 (ETM)	No Opt. Call	AAA	669,555
1,000	5.500%, 4/15/35 (ETM)	No Opt. Call	AAA	1,416,870

	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Baa2	687,758
635	5.000%, 6/15/25	6/22 at 100.00	Baa2	708,647

915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Baa2	1,021,122

	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2014:
150	5.000%, 5/15/20	No Opt. Call	BBB+	170,105
3,280	4.000%, 5/15/29	7/16 at 100.00	BBB+	3,282,886

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (Alternative Minimum Tax)	10/21 at 100.00	AA–	1,487,475

1,000	Rockland County, New York, General Obligation Bonds, Refunding Series 2013, 5.000%, 3/01/17	No Opt. Call	Baa1	1,026,500

1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (Alternative Minimum Tax)	11/21 at 100.00	A1	1,092,840
26,145	Total New York			29,705,730

	North Carolina – 1.8%

665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 12.902%, 7/01/38 (IF) (4)	7/20 at 100.00	AAA	956,217

2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2009A, 5.250%, 1/15/34 (UB) (4)	1/19 at 100.00	AA–	2,202,640

	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015B:
125	5.000%, 10/01/41 (UB) (4)	10/25 at 100.00	AA+	150,621
1,020	5.000%, 10/01/55 (UB) (4)	10/25 at 100.00	AA+	1,205,620

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	A3 (5)	429,103

Nuveen	15

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2008A, 5.250%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	AAA	$537,970

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	AAA	1,229,770
1,500	5.000%, 1/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	AAA	1,844,655

340	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 20.945%, 6/01/20 (IF)	No Opt. Call	AA	517,932
7,500	Total North Carolina			9,074,528

	North Dakota – 0.9%

1,000	Hazen, North Dakota, Healthcare Revenue Bonds, Sakakawea Medical Center Project, Bond Anticipation Note Series 2015, 2.500%, 7/01/17	1/17 at 100.00	N/R	1,000,680

1,365	North Dakota Public Financing Authority, Capital Financing Program Revenue Bonds, Series 2015B, 5.250%, 6/01/27	6/25 at 100.00	A+	1,714,577

1,500	University of North Dakota, Housing and Auxiliary Faciilities Revenue Bonds, Refunding Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Aa3	1,731,990
3,865	Total North Dakota			4,447,247

	Ohio – 1.3%

550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	598,433

3,045	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2014C, 3.000%, 3/01/28	3/23 at 100.00	AA+	3,208,090

	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
170	5.000%, 12/01/19	No Opt. Call	BB	183,466
375	5.000%, 12/01/20	No Opt. Call	BB	408,780

1,810	University of Akron, Ohio, General Receipts Bonds, Series 2010A, 5.000%, 1/01/24 – AGM Insured	No Opt. Call	AA	2,034,802
5,950	Total Ohio			6,433,571

	Oklahoma – 0.2%

315	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	379,112

500	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2008A, 5.875%, 1/01/28 (Pre-refunded 1/01/18)	1/18 at 100.00	A (5)	542,805
815	Total Oklahoma			921,917

	Oregon – 0.5%

750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	A–	876,960

	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A:
860	5.250%, 4/01/24 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	1,029,858
140	5.250%, 4/01/24	4/21 at 100.00	AAA	167,670

365	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A, 4.000%, 1/01/24	1/17 at 101.00	N/R	374,052
2,115	Total Oregon			2,448,540

16	Nuveen

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 5.1%

$1,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding Series 2011, 5.000%, 12/01/26	No Opt. Call	AA–	$1,165,250

850	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 5.000%, 10/01/34	10/24 at 100.00	BBB–	932,195

1,500	Council Rock School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2016A, 3.000%, 11/15/29	5/24 at 100.00	AA	1,542,750

700	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/31	8/25 at 100.00	A+	845,705

1,130	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1998A, 5.500%, 8/01/28 – AMBAC Insured	No Opt. Call	A1	1,420,952

1,050	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2011, 5.250%, 3/15/25 – AGM Insured	3/21 at 100.00	AA	1,230,737

1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond Trust 2015-XF0065, 16.752%, 7/01/36 (IF)	1/22 at 100.00	AA–	2,111,690

1,955	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Refunding Series 2015B, 3.000%, 9/01/27	9/23 at 100.00	Aaa	2,093,766

1,985	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Refunding Series 2016, 3.000%, 9/15/29	3/24 at 100.00	Aaa	2,040,024

1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,490,350

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
1,000	4.000%, 6/30/18 (Alternative Minimum Tax)	No Opt. Call	BBB	1,057,120
455	5.000%, 6/30/18 (Alternative Minimum Tax)	No Opt. Call	BBB	492,319
1,000	4.125%, 12/31/38 (Alternative Minimum Tax)	6/26 at 100.00	BBB	1,033,560

1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA–	1,101,340

1,600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.000%, 6/15/23	6/20 at 100.00	BB–	1,706,368

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	A–	1,117,180

430	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/27	8/25 at 100.00	A–	521,620

1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BBB–	1,026,320

870	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	4/19 at 100.00	A+	983,718

1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2015A, 5.000%, 6/15/26 (Alternative Minimum Tax)	6/25 at 100.00	A	1,810,515
22,415	Total Pennsylvania			25,723,479

	South Carolina – 0.7%

1,000	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2013A, 5.250%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	1,187,580

Nuveen	17

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$500	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/26	11/21 at 100.00	AA–	$581,130

	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
290	5.750%, 11/01/23	No Opt. Call	N/R	309,447
180	7.000%, 11/01/33	11/24 at 100.00	N/R	200,473

785	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%, 7/01/33 (Alternative Minimum Tax)	7/25 at 100.00	A+	916,213

250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	280,155
3,005	Total South Carolina			3,474,998

	South Dakota – 0.8%

	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds Series 2013B:
775	5.000%, 6/01/24	6/23 at 100.00	A	913,361
2,805	5.000%, 6/01/26	6/23 at 100.00	A–	3,254,136
3,580	Total South Dakota			4,167,497

	Tennessee – 0.7%

1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,098,560

830	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	977,358

1,350	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32 (Alternative Minimum Tax)	7/25 at 100.00	A+	1,597,118
3,180	Total Tennessee			3,673,036

	Texas – 12.5%

485	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Round Rock Campus, Refunding Series 2015, 5.000%, 8/01/27	8/25 at 100.00	AA	598,374

3,200	Austin, Texas, Electric Utility System Revenue Bonds, Series 2015A, 5.000%, 11/15/45 (UB) (4)	11/25 at 100.00	AA–	3,739,296

1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	4/20 at 100.00	Baa1	1,564,191

360	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/35	7/25 at 100.00	BBB+	417,971

965	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21	No Opt. Call	BBB	1,074,093

315	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22	No Opt. Call	BBB–	313,142

2,500	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 12/01/48 (UB) (4)	12/25 at 100.00	AA+	2,961,975

1,200	Dallas County Schools, Texas, Public Property Finance Contructual Obligations, Series 2014, 5.000%, 6/01/21	No Opt. Call	Baa1	1,353,912

18	Nuveen

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,000	Dallas Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding Series 2012, 4.000%, 8/15/26	No Opt. Call	AAA	$1,126,870

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013A, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,231,660

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012F, 5.000%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,286,020

1,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.625%, 9/01/31	9/23 at 100.00	N/R	1,216,550

1,500	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/15/27	8/25 at 93.55	Aaa	1,114,485

1,500	Frisco Independent School District, Collin and Denton Counties, Texas, General Obligation Bonds, Series 2008A, 6.000%, 8/15/38	8/18 at 100.00	Aaa	1,679,250

	Harris County Water Control and Improvement District 74, Texas, General Obligation Bonds, Series 2010:
195	5.000%, 8/01/36	2/18 at 100.00	N/R	203,520
1,515	5.200%, 8/01/39	2/18 at 100.00	N/R	1,583,917

605	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/26	11/24 at 100.00	A3	726,448

1,315	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2014B, 4.000%, 2/15/27	2/24 at 100.00	AAA	1,517,891

615	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2014A, 5.000%, 3/01/26	3/24 at 100.00	AA	761,745

1,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/31	No Opt. Call	A2	1,776,915

1,630	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	A+	1,851,713

	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
490	4.000%, 8/15/25	8/19 at 100.00	BBB+	510,688
250	4.125%, 8/15/26	8/19 at 100.00	BBB+	260,460

500	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/15/31	2/26 at 100.00	AAA	576,995

750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB (5)	872,880

1,000	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/32 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,179,750

	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015:
500	5.000%, 1/01/24	No Opt. Call	A	605,000
300	5.000%, 1/01/25	1/24 at 100.00	A	360,168

3,065	Missouri City, Texas, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/34	6/26 at 100.00	Aa2	3,361,784

1,150	Montgomery Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2015, 4.000%, 2/15/30	2/25 at 100.00	AAA	1,300,914

2,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing NCCD College Station Properties-Texas A&M University, Series 2015A., 5.000%, 7/01/35	7/25 at 100.00	BBB–	2,224,000

Nuveen	19

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$400	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/32	7/16 at 102.00	BBB–	$409,080

1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42	6/22 at 100.00	BBB–	1,065,330

375	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F, 5.750%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	A2 (5)	405,997

2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 4.000%, 1/01/38	1/25 at 100.00	A2	2,667,900

825	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/21	No Opt. Call	BBB+	966,834

1,490	San Jacinto River Authority, Texas, Special Project Revenue Bonds, Woodlands Water Supply System Project, Refunding Series 2014, 5.000%, 10/01/29 – BAM Insured	10/23 at 100.00	AA	1,763,028

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
335	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	422,663
455	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	564,250

240	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	7/16 at 100.00	BB	236,549

1,200	Texas State, General Obligation Bonds, College Student Loan Series 2014, 6.000%, 8/01/25 (Alternative Minimum Tax)	8/24 at 100.00	AAA	1,579,800

1,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014, 5.000%, 10/01/25	4/24 at 100.00	AAA	1,255,830

2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/26	10/24 at 100.00	AAA	2,520,760

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
500	5.000%, 8/15/24	No Opt. Call	BBB+	610,430
1,140	5.000%, 8/15/29	8/24 at 100.00	BBB+	1,336,889

900	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.250%, 11/01/27	11/17 at 100.00	Baa3	936,252

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23	7/21 at 100.00	Baa1	2,301,920

1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	1,098,760

800	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28	8/24 at 100.00	Aaa	1,083,152
54,950	Total Texas			62,578,001

	Utah – 1.0%

750	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2015-D Class III, 3.100%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	AA–	777,450

	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured	10/21 at 100.00	AA	579,255
520	5.400%, 10/15/36 – AGM Insured	10/21 at 100.00	AA	606,773

435	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB–	467,168

20	Nuveen

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$1,550	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BB–	$1,611,504

70	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/17 at 100.00	N/R	70,727

40	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	6/17 at 100.00	BBB–	40,744

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006, 16.711%, 4/01/18 – AGM Insured (IF) (4)	No Opt. Call	AAA	1,021,200
4,615	Total Utah			5,174,821

	Virgin Islands – 0.5%

500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1, 5.000%, 10/01/24	10/19 at 100.00	BBB	556,920

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,111,720

825	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	Baa3	916,534
2,325	Total Virgin Islands			2,585,174

	Virginia – 2.9%

1,300	Alexandria, Virginia, General Obligation Bonds, Capital Improvement Series 2014B, 4.000%, 1/15/27	1/25 at 100.00	AAA	1,538,498

1,590	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.000%, 3/01/19	No Opt. Call	N/R	1,643,933

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds,Mary Washington Healthcare Obligated Group, Refunding Series 2014:
600	5.000%, 6/15/31	6/24 at 100.00	Baa1	691,806
1,400	5.000%, 6/15/33	6/24 at 100.00	Baa1	1,600,032

2,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/31 (Alternative Minimum Tax)	10/22 at 100.00	AA–	2,294,920

1,900	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008A, 5.375%, 10/01/28 (Alternative Minimum Tax)	10/18 at 100.00	AA–	2,081,507

	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,455	3.000%, 6/15/29 (WI/DD, Settling 5/05/16)	6/26 at 100.00	Baa1	1,446,372
525	3.125%, 6/15/31 (WI/DD, Settling 5/05/16)	6/26 at 100.00	Baa1	520,301

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,115,588

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
40	4.750%, 1/01/25 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	43,940
1,400	5.000%, 1/01/27 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,549,156
13,025	Total Virginia			14,526,053

	Washington – 4.4%

1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (Alternative Minimum Tax)	7/21 at 100.00	AA+	2,023,646

Nuveen	21

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$2,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011B, 5.500%, 7/01/26 (Alternative Minimum Tax)	7/21 at 100.00	AA+	$2,948,075

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	1/18 at 100.00	N/R	103,105

1,900	King County, Washington, Sewer Revenue Bonds, Refunding Series 2011B, 5.000%, 1/01/31	No Opt. Call	AA+	2,204,532

1,600	Klickitat County Public Utility District 1, Washington, Electric Revenue Bonds, Refunding Series 2015A, 4.000%, 12/01/36	6/20 at 100.00	A2	1,636,928

2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/29 (Alternative Minimum Tax)	10/24 at 100.00	A+	2,362,600

750	University of Washington, General Revenue Bonds, Tender Option Bond Tust 2015-XF2183. Formerly TOB 3005, 16.630%, 2/19/17 – AMBAC Insured (IF)	6/17 at 100.00	Aaa	893,580

1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	1,188,980

1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2015B, 5.000%, 10/01/38 (UB)	4/25 at 100.00	Aa2	1,174,340

1,550	Washington State Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series 2008D, 6.375%, 10/01/36	10/18 at 100.00	A+	1,738,929

2,800	Washington State Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Care Alliance, Series 2008A, 7.375%, 3/01/38 (Pre-refunded 3/01/19)	3/19 at 100.00	A+ (5)	3,295,600

	Washington State, General Obligation Bonds, Various Purpose, Refunding Series R-2015C:
1,000	5.000%, 7/01/27	1/25 at 100.00	AA+	1,247,220
1,000	5.000%, 7/01/29	1/25 at 100.00	AA+	1,232,370
18,900	Total Washington			22,049,905

	West Virginia – 0.6%

1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	1,343,166

1,250	West Virginia Water Development Authority, Infrastructure Excess Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AAA	1,502,162
2,400	Total West Virginia			2,845,328

	Wisconsin – 1.7%

315	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	353,061

1,770	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	1,950,221

485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127, 16.139%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	765,553

1,000	Wisconsin Health and Edcuational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014, 5.125%, 5/01/29	5/24 at 100.00	N/R	1,073,410

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust Series 2010- 3184, 16.729%, 11/15/17 (IF) (4)	No Opt. Call	AA+	768,720

440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 17.979%, 8/15/37 (IF) (4)	2/20 at 100.00	AA	645,885

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series 2010A, 5.250%, 6/01/34	6/20 at 100.00	AA–	1,129,700

22	Nuveen

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$335	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25	5/24 at 100.00	BBB	$385,247

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,148,010
90	6.000%, 5/01/33	5/19 at 100.00	AA–	103,553
6,935	Total Wisconsin			8,323,360

	Wyoming – 0.7%

1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26	3/21 at 100.00	A3	1,156,690

2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,334,380

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	268,260
3,250	Total Wyoming			3,759,330
$442,040	Total Long-Term Investments (cost $469,285,742)			501,927,739

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.3%

	MUNICIPAL BONDS – 0.3%

	California – 0.1%

$450	California State, General Obligation Bonds, Variable Rate Demand Obligations, Refunding Various Purpose Series 2012B, 1.310%, 5/01/18 (7)	11/17 at 100.00	AA–	$452,898

	North Carolina – 0.2%

1,000	University of North Carolina at Chapel Hill, General Revenue Bonds, Variable Rate Demand Obligations, Index Tender Series 2012B, 1.041%, 12/01/41 ((Mandatory Put 12/01/17)) (7)	6/17 at 100.00	AAA	1,004,360
$1,450	Total Short-Term Investments (cost $1,450,000)			1,457,258
	Total Investments (cost $470,735,742) – 100.3%			503,384,997
	Floating Rate Obligations – 2.8%			14,000,000
	Other Assets Less Liabilities – (3.1)%			(15,503,282)
	Net Assets – 100%			$501,881,715

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen	23

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	April 30, 2016 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$501,927,739	$—	$501,927,739
Short-Term Investments:
Municipal Bonds	—	1,457,258	—	1,457,258
Total	$—	$503,384,997	$—	$503,384,997

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2016, the cost of investments was $456,628,861.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:

Gross unrealized:
Appreciation	$32,929,445
Depreciation	(175,414)
Net unrealized appreciation (depreciation) of investments	$32,754,031
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(8)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

24	Nuveen

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016